INTEREST BEARING BANK BORROWINGS (Details Narrative) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Interest related to the bank loans and facilities	$ 814,595	$ 626,384	$ 221,892
Loan agreements [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Annual interest rate	9.00%	5.16%	5.04%
Loan agreements [member] | Borrowing loans one [member]
IfrsStatementLineItems [Line Items]
Loans borrowing	$ 6,400,000	$ 2,877,679	$ 1,900,000
Loan agreements [member] | Borrowing loans two [member]
IfrsStatementLineItems [Line Items]
Loans borrowing		$ 826,142	$ 2,877,679
Annual interest rate		0.43%	5.16%
Loan facilities agreements [member]
IfrsStatementLineItems [Line Items]
Annual interest rate		1.00%
Bank overdrafts and account payable		$ 7,600,000